Fair Value Measurements (Tables) (Inventergy Inc [Member])	9 Months Ended
Sep. 30, 2013
Inventergy Inc [Member]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis at September 30, 2013:

	Fair Value	(Level 1)	(Level 2)	(Level 3)

Promissory notes payable derivative liability	$518,013	$-	$-	$518,013
Series A-1 preferred stock derivative liability	76,811	-	-	76,811

Total	$594,824	$-	$-	$594,824

Schedule of Changes in Fair Value of Company’s Level 3 Liabilities
The following sets forth a summary of changes in fair value of the Company’s level 3 liabilities measured on a recurring basis for the nine months ended September 30, 2013 and for the period from January 12, 2012 (inception) to September 30, 2013:

	Promissory	Series A-1
	Notes Payable	Preferred Stock
	Derivative Liability	Derivative Liability

Balance at December 31, 2012	$-	$-

Fair value at issuance	582,903	548,465
Change in fair value	(64,890)	(471,654)

Balance at September 30, 2013	$518,013	$76,811